Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit - PLUM ACQUISITION CORP. I [Member] - USD ($)
	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	$ 6,319,277	$ 6,912,413	$ 7,531,767	$ 6,912,413	$ 6,912,413	$ 6,319,277	$ 7,531,767	$ 6,098,498
Accumulated deficit	(13,504,009)	(13,165,959)	(15,718,359)	(13,165,959)	(13,165,959)	(13,504,009)	(15,718,359)	$ (15,333,039)	(15,298,312)
Issuance of subscription shares	491,175	166,966					256,635
Net income (loss)	(338,050)	2,552,400	(420,047)	2,552,400	2,132,353	1,794,302	(420,047)
TOTAL SHAREHOLDERS’ DEFICIT	(7,183,933)	(6,252,747)	(8,185,793)	(6,252,747)	(6,252,747)	(7,183,933)	(8,185,793)		(15,297,513)	$ (15,297,513)
As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501	7,275,132
Accumulated deficit	(16,347,949)	(11,742,106)	(16,010,590)	(11,742,106)	(11,742,106)	(16,347,949)	(16,010,590)
Net income (loss)	(4,605,843)	4,268,484	(712,278)	4,268,484	3,556,206	(1,049,638)
TOTAL SHAREHOLDERS’ DEFICIT	(10,942,649)	(5,252,495)	(8,734,659)	(5,252,495)	(5,252,495)	(10,942,649)	(8,734,659)		(15,297,513)
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	914,776	423,601	256,635	423,601	423,601	914,776	256,635
Accumulated deficit	2,843,940	(1,423,853)	292,231	(1,423,853)	(1,423,853)	2,843,940	292,231
Net income (loss)	4,267,793	(1,716,084)	292,231	(1,716,084)	(1,423,853)	2,843,940
TOTAL SHAREHOLDERS’ DEFICIT	3,758,716	(1,000,252)	548,866	(1,000,252)	(1,000,252)	3,758,716	548,866
Additional Paid-in Capital [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	6,319,277	6,912,413	7,531,767	6,912,413	6,912,413	6,319,277	7,531,767
Issuance of subscription shares	491,175	166,966					256,635
TOTAL SHAREHOLDERS’ DEFICIT	6,319,277	6,912,413	7,531,767	6,912,413	6,912,413	6,319,277	7,531,767
Additional Paid-in Capital [Member] | As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501	7,275,132
TOTAL SHAREHOLDERS’ DEFICIT	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501	7,275,132
Additional Paid-in Capital [Member] | Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Additional paid-in capital	914,776	423,601	256,635	423,601	423,601	914,776	256,635
Retained Earnings [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Accumulated deficit	(13,504,009)	(13,165,959)	(15,718,360)	(13,165,959)	(13,165,959)	(13,504,009)	(15,718,360)
Net income (loss)	(338,050)	2,552,400	(420,047)				(420,047)
TOTAL SHAREHOLDERS’ DEFICIT	(13,504,009)	(13,165,959)	(15,718,359)	(13,165,959)	(13,165,959)	(13,504,009)	(15,718,359)		(15,298,312)	$ (15,298,312)
Retained Earnings [Member] | As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Accumulated deficit	(16,347,949)	(11,742,106)	(16,010,590)	(11,742,106)	(11,742,106)	(16,347,949)	(16,010,590)
Net income (loss)	(4,605,843)	4,268,484	(712,278)
TOTAL SHAREHOLDERS’ DEFICIT	(16,347,949)	(11,742,106)	(16,010,590)	(11,742,106)	(11,742,106)	(16,347,949)	(16,010,590)		$ (15,298,312)
Retained Earnings [Member] | Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Accumulated deficit	2,843,940	$ (1,423,853)	292,231	(1,423,853)	$ (1,423,853)	$ 2,843,940	$ 292,231
Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Issuance of subscription shares	491,176		256,635	166,965
Common Stock [Member] | As Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Issuance of subscription shares
Common Stock [Member] | Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Issuance of subscription shares	$ 491,176		$ 256,635	$ 166,965